Note 3 - Property and Equipment, Net	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consist of the following:

	December 31,	September 30,
	2018	2019
	$	$
		(Unaudited)

Office equipment	143	145
Laboratory equipment	111	112
Motor vehicles	23	23
Leasehold improvements	109	102

	386	382
Less: accumulated depreciation	(104)	(165)

Property and equipment, net	282	217

Depreciation expenses for the
three
and
nine
months ended
September 30, 2018
were
$9
and
$29,
respectively. Depreciation expenses for the
three
and
nine
months ended
September 30, 2019
were
$21
and
$61,
respectively.